Capital Disclosures	3 Months Ended
Mar. 31, 2026
Capital Disclosures [Abstract]
CAPITAL DISCLOSURES

18. CAPITAL DISCLOSURES

The Company’s financial strategy is designed to maintain compliance with the financial covenants under the Telesat GEO Financing and Telesat Lightspeed Financing (Note 12), and to maximize returns to its shareholders and other stakeholders. The Company meets these objectives through regular monitoring of the financial covenant and operating results on a quarterly basis.

The Company defines its capital as Telesat Corporation’s shareholders’ equity (comprising issued share capital, accumulated earnings and excluding reserves), non-controlling interest and debt financing (comprising indebtedness and excluding deferred financing costs, prepayment options, warrants and loss on repayment as defined in Note 12).

The Company’s capital was as follows:

As at	March 31, 2026	December 31, 2025
Shareholders’ equity (excluding reserves)	$371,822	$400,811
Non-controlling interest	$1,144,969	$1,238,776
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$3,844,514	$3,660,787

The Company’s operating results are tracked against budget on a regular basis, and this analysis is reviewed by senior management.